Form N-23C-1

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.


              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING DECEMBER 31, 1996


                        CORPORATE RENAISSANCE GROUP, INC.




                                          Approximate Asset Value or
Date of IdentificationNumber of    Price  Approximate asset coverage   Name of Seller
each         of         Shares      Per         per share at time           or
TransactionSecurity   Purchased    Share         of Purchase           of Seller's Broker
__________________________________________________________________________________________________________

12/03/96  Common Stock    2,000     8.063            9.98              RAS Securities
12/06/96  Common Stock    2,000     7.938            9.98              RAS Securities
12/09/96  Common Stock    1,000     7.938           10.10              RAS Securities
12/10/96  Common Stock    2,500     7.938           10.10              RAS Securities
12/11/96  Common Stock    3,500     7.938           10.10              RAS Securities
12/16/96  Common Stock      700     7.938           10.10              RAS Securities
12/23/96  Common Stock      500     7.938            9.71              RAS Securities
12/24/96  Common Stock      600     7.938            9.71              RAS Securities
12/26/96  Common Stock      450     7.938            9.71              RAS Securities
12/27/96  Common Stock    1,100     7.813            9.71              RAS Securities
12/30/96  Common Stock    1,400     7.875            9.84              RAS Securities

REMARKS:  None


                                             CORPORATE RENAISSANCE GROUP, INC.

                                             /s/ Martin E. Winter

______________________________________
                                             Martin E. Winter
                                             Secretary and Treasurer

Date of Statement:  January 6, 1997